Changes in accounting policies	12 Months Ended
Dec. 31, 2017
Changes in accounting policies [Abstract]
Changes in accounting policies
2	Changes in accounting policies

New and revised standards that are effective for annual periods beginning on or after 1 January 2017
Disclosure Initiative (Modifications to IAS 7)
The amendments to IAS 7 ‘Statements of Cash Flows’, effective 1 January 2017, require the Group to provide disclosures about the changes in liabilities from financing activities. The Group categorises those changes into changes arising from cash flows and non-cash changes with further sub-categories as required by IAS 7; substantially all changes in the liabilities from financing activities correspond to the category of cash flows as shown in the consolidated statements of cash flows.

The Company has not adopted any new standards or amendments that have a significant impact on the Company’s results or financial position.

Standards, amendments and interpretations to existing standards that are not yet effective and have not been adopted early by Grupo TMM
At the date of authorisation of these financial statements, certain new standards, and amendments to existing standards have been published by the ‘International Accounting Standard Board’ (‘IASB’) that are not yet effective and have not been adopted early by the Company. Information on those expected to be relevant to Grupo TMM’s consolidated financial statements is provided below.

Management anticipates that all relevant pronouncements will be adopted in the Company’s accounting policies for the first period beginning after the effective date of the pronouncement. New standards, interpretations and amendments not either adopted or listed below are not expected to have a material impact on Grupo TMM’s consolidated financial statements.

IFRS 9 ‘Financial Instruments’
The new standard for financial instruments (IFRS 9) replaces IAS 39 ‘Financial Instruments: Recognition and Measurement’. This standard for financial instruments makes significant changes to the orientation about the classification and measurement of financial assets, and it introduces a new model of 'expected credit loss' for the impairment of financial assets.

IFRS 9 also contains new requirements on the application of hedge accounting. The new requirements are intended to align hedge accounting closer to the risk management activities of entities, by increasing the eligibility of both hedge products and hedge instruments. It further introduces an approach based more on principles for evaluating hedge effectiveness.

Management has concluded that there will not be changes in the current classification of financial assets. The business model will correspond to hold and collect contractual cash flows and, therefore, the category of amortized cost will be applied. In connection with the expected credit loss model for trade receivables, the Company will apply a simplified model of recognition of the expected credit losses throughout the life, since these items do not have any financing component.

Since equity investments, unlike investments in associates, are not significant, the change of cost less impairment measurement to fair value is estimated to be immaterial, the effect on measurement at fair value will be presented at fair value with a change in income (loss). Designations to fair value with changes in other comprehensive income will not be made.

Finally, since the Company does not maintain liabilities measured at fair value, movements from fair value of changes in the Group's own credit risk will not be required to be recognized in other comprehensive income.

IFRS 15 ‘Revenue from Contracts with Customers’
IFRS 15 presents new requirements for revenue recognition, in substitution of IAS 18 ‘Revenues’, IAS 11 ‘Construction Contracts’, and various revenue related interpretations. The new standard sets forth a revenue recognition model based on control, and it provides additional orientation on many areas not covered in detail in existing IFRS, including how to recognize agreements with multiple performance obligations, variable prices, customer reimbursement rights, supplier repurchase options, and other commonly complex subjects.

Management has analyzed the effects of adopting this standard concluding that revenues from ship chartering services will be recognized consistently with the applicable current standards, since the contracts substantially contain a performance obligation that is met throughout time, and other characteristics affecting their recognition are not contemplated.

The contracts concerning the rest of the services rendered by Grupo TMM do not contemplate complex matters such as those discussed. The characteristics of the performance obligations vary for each service. However, they are identified as a single performance obligation which are met for the majority at a point in time.

IFRS 16 ‘Leases’
IFRS 16 will replace IAS 17 'Leases' and the three related Interpretations. This concludes the long-term project of the IASB for reviewing the accounting of leases. Leases will be accounted for in the statement of financial position in the form of an asset for the right-of-use and a liability for a lease.

IFRS 16 goes into effect for annual reporting periods beginning on or after January 1, 2019. Management still must completely evaluate the impact of the standard and, therefore, it cannot provide quantified information. However, in order to determine the impact, the Company is in the process of:

•	performing a complete review of all the agreements to evaluate if any agreement will be accounted for as a lease, according to the new definition of lease of IFRS 16;

•
deciding which transition method to adopt, either a complete retrospective application or a partial retrospective application (which means that the comparative amounts will not have to be reissued). The partial application method also provides optional help to reevaluate if existing agreements are or contain a lease agreement, as well as other help. Deciding which of these practical resources to adopt is important, since they are options that can be selected only once.

•	evaluating the current disclosures of the financial leases and the operating leases, since these are likely to form basis of the amounts that are going to be capitalized as right-of-use assets;

•	determining which optional accounting simplifications are available, and if they must be applied; and evaluating the additional disclosures that will be required.